REVENUE FROM CONTRACTS WITH CUSTOMERS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue From Contracts With Customers
Within one year	$ 2,797	¥ 17,774	¥ 10,201	¥ 29,383
After one year	28,810	183,114	192,314	202,515
Amounts expected in Revenues	$ 31,607	¥ 200,888	¥ 202,515	¥ 231,898